Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,808,500.00
Total Fee Amount	12,126.35
Total Offset Amount	0.00
Net Fee	$ 12,126.35
Offering Table N/A
Offset Table N/A	N/A